Simple Retirement Account for Employees (the "Simple IRA") - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Compensation And Retirement Disclosure [Abstract]
Individual retirement plan, coverage requirement, minimum compensation amount received during two preceding years	$ 5,000
Individual retirement plan, coverage requirement, minimum compensation amount reasonably expected to received	$ 5,000
Individual retirement plan, percentage of qualified compensation match	3.00%
Compensation contributions under simple IRA	$ 28,938	$ 6,580